Offerings - Offering: 1	Oct. 07, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 50,375,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,956.79
Offering Note	“Maximum Aggregate Offering Price” was estimated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of calculating the registration fee. The Maximum Aggregate Offering Price consists of up to (i) $50,000,000 in aggregate gross purchase price of newly issued shares of Class A Common Stock, par value $0.0001 per share, of the Registrant (“Class A Common Stock”) that may be sold and issued by the Registrant to White Lion Capital LLC (“White Lion”) pursuant to the Common Stock Purchase Agreement, dated as of September 30, 2025, by and between the Registrant and White Lion, and (ii) $375,000 in total value of shares of Class A Common Stock that will be issued to White Lion as partial consideration for White Lion’s irrevocable commitment to purchase shares of Class A Common Stock from the Registrant under the Common Stock Purchase Agreement. Pursuant to Rule 416 under the Securities Act, this registration statement also covers such indeterminate number of additional shares of Class A Common Stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations, or other similar transactions.